This annual report for Alliance Variable Products Series Fund, Alliance International Portfolio (the "International Portfolio") dated December 31, 2001 is being filed to correct an earlier filing and replace an annual report filed for Alliance Variable Products Series Fund, AllianceBernstein International Value Portfolio (the "International Value Portfolio") dated December 31, 2001, which was inadvertently filed on March 8, 2002 instead of the annual report for the International Portfolio. The annual report for the International
Value Portfolio was filed on March 7, 2002.


                                    ALLIANCE
              ----------------------------------------------------
                                VARIABLE PRODUCTS
              ----------------------------------------------------
                                   SERIES FUND
              ----------------------------------------------------
                             INTERNATIONAL PORTFOLIO
              ----------------------------------------------------

                                  ANNUAL REPORT

                                DECEMBER 31, 2001

                          Investment Products Offered
                          ---------------------------
                          > Are Not FDIC Insured
                          > May Lose Value
                          > Are Not Bank Guaranteed
                          ---------------------------

INTERNATIONAL PORTFOLIO                 Alliance Variable Products Series Fund
================================================================================

LETTER TO INVESTORS

February 12, 2002

Dear Investor:

We are pleased to provide you with an update of Alliance Variable Products Series Fund-Alliance International Portfolio (the "Portfolio") for the annual reporting period ended December 31, 2001.

INVESTMENT OBJECTIVE

The Portfolio seeks to obtain a total return on its assets from long-term growth of capital principally through a broad portfolio of marketable securities of established non-United States companies (or United States companies having their principal activities and interests outside the United States), companies participating in foreign economies with prospects for growth, and foreign government securities. As a secondary objective, the Portfolio attempts to increase its current income without assuming undue risk.

INVESTMENT RESULTS

Listed below are the Portfolio's average annual total returns for the one-year, five-year and since inception periods ended December 31, 2001.

1 Year                                                                -22.35%
5 Years                                                                 0.38%
Since Inception (12/92)                                                 5.04%

Total returns are based on net asset value (NAV) performance for Class A shares and reflect reinvestment of dividends and/or capital gains distributions in additional shares. These figures do not reflect insurance company separate account or annuity contract charges, which would reduce total return to a contract owner. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Portfolio slightly underperformed its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index, for the year 2001 with a return of -22.35% versus the benchmark's return of -21.21%. Year 2001 was as challenging as 2000. During most of the year, the market did not favor growth stocks. We were heartened by the very good performance during the fourth quarter of 2001, however, the Portfolio gained back most of the losses relative to the MSCI EAFE Index during that quarter. Contributing to performance during the year were defensive stocks such as pharmaceuticals and consumer stocks. European bank stocks also aided positive performance results. Despite the volatility in the technology sector during 2001, a few stocks, particularly within the Asia emerging markets, boosted results. On the negative side, European media stocks detracted from performance, as did European insurance stocks.

INVESTMENT OUTLOOK

The combination of monetary and fiscal stimulus and inventory liquidation should enable the U.S. economy to begin a recovery in 2002, followed by Europe. Japan may lag due to the lack of necessary structural reform within the country. An improving global economy in 2002 bodes well for global markets. Valuations are far from their lows in September, but with expected economic growth, we expect cyclical earnings to "catch up" with valuation. We continue to be invested in those stocks with the most visible earnings growth over the next 12-18 months. As always, a sensible and measured evaluation of price in relation to fundamentals continues to be our guiding light as we move forward in the challenging year ahead.

We appreciate your investment in Alliance International Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,


/s/ Sandra Yeager

Sandra Yeager
Vice President and Portfolio Manager

INTERNATIONAL PORTFOLIO                   Alliance Variable Products Series Fund
================================================================================

PERFORMANCE UPDATE

  International Portfolio
  MSCI EAFE Index
  Lipper International Funds Average

   [The following table was depicted as a line chart in the printed material.]

Lipper International Funds Average: $ 19,466
MSCI EAFE Index: $18,066
International Portfolio: $ 15,578

                    International          MSCI EAFE      Lipper International
                      Portfolio              Index            Funds Average
------------------------------------------------------------------------------
    12/31/92*          $10,000              $10,000              $10,000
    12/31/93           $12,160              $13,294              $13,357
    12/31/94           $12,975              $14,366              $13,332
    12/31/95           $14,254              $16,026              $14,807
    12/31/96           $15,287              $17,045              $16,931
    12/31/97           $15,796              $17,396              $18,386
    12/31/98           $17,852              $20,933              $21,028
    12/31/99           $25,034              $26,647              $28,974
    12/31/00           $20,062              $22,928              $24,405
    12/31/01           $15,578              $18,066              $19,466


      Past performance is no guarantee of future results.

      This chart illustrates the total value of an assumed $10,000 investment in the Portfolio as compared to the performance of an appropriate broad-based index for the time frames indicated for the Portfolio. Performance results for the Portfolio represent the Portfolio's total return at net asset value (NAV). An investor cannot invest directly in an index or average, and its results are not indicative of the performance for any Alliance mutual fund.

      The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index (MSCI EAFE) measures the overall performance of stock markets in 21 countries within Europe, Australasia and the Far East.

      The Lipper International Funds Average (Lipper International Funds Average) reflects performance of 100 mutual funds.

--------------------------------------------------------------------------------

* Since closest month-end after Portfolio's inception. Inception date for the Portfolio is 12/28/92.

INTERNATIONAL PORTFOLIO
TEN LARGEST HOLDINGS
December 31, 2001                        Alliance Variable Products Series Fund
================================================================================

================================================================================
COMPANY                                  U.S. $VALUE      PERCENT OF NET ASSETS
================================================================================
Takeda Chemical Industries, Ltd.         $ 2,919,510                4.5%
--------------------------------------------------------------------------------
Vodafone Group Plc                         2,812,045                4.4
--------------------------------------------------------------------------------
British Sky Broadcasting Group Plc         2,594,744                4.0
--------------------------------------------------------------------------------
Royal Bank of Scotland Group Plc           2,447,767                3.8
--------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria, SA        2,384,294                3.7
--------------------------------------------------------------------------------
Sanofi-Synthelabo, SA                      2,382,551                3.7
--------------------------------------------------------------------------------
Shin-Etsu Chemical Co., Ltd.               2,228,990                3.5
--------------------------------------------------------------------------------
Canon, Inc.                                2,210,076                3.4
--------------------------------------------------------------------------------
L'Oreal, SA                                2,196,401                3.4
--------------------------------------------------------------------------------
CRH Plc                                    2,078,890                3.2
                                         -----------               ----
--------------------------------------------------------------------------------
                                         $24,255,268               37.6%
--------------------------------------------------------------------------------

Sector Diversification
December 31, 2001
================================================================================

================================================================================
SECTOR                                   U.S. $ Value     PERCENT OF NET ASSETS
================================================================================
Basic Industries                         $ 2,228,990                3.5%
--------------------------------------------------------------------------------
Capital Goods                              3,400,454                5.3
--------------------------------------------------------------------------------
Consumer Manufacturing                     3,639,048                5.7
--------------------------------------------------------------------------------
Consumer Services                          9,608,304               14.9
--------------------------------------------------------------------------------
Consumer Staples                           5,876,013                9.1
--------------------------------------------------------------------------------
Energy                                     3,492,887                5.4
--------------------------------------------------------------------------------
Finance                                   14,954,038               23.2
--------------------------------------------------------------------------------
Healthcare                                 7,774,192               12.1
--------------------------------------------------------------------------------
Multi Industry                               665,275                1.0
--------------------------------------------------------------------------------
Technology                                11,930,521               18.5
--------------------------------------------------------------------------------
Utilities                                    351,510                0.5
                                         -----------              -----
--------------------------------------------------------------------------------
Total Investments*                        63,921,232               99.2
--------------------------------------------------------------------------------
Cash and receivables, net of
liabilities                                  527,519                0.8
                                         -----------              -----
--------------------------------------------------------------------------------
Net Assets                                $64,448,751              100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*     Excludes short-term obligations.

INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2001                         Alliance Variable Products Series Fund
================================================================================

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-99.2%
BELGIUM-0.3%
Interbrew ........................................          6,700    $   183,393
                                                                     -----------
FINLAND-2.8%
Nokia AB Corp. ...................................         68,928      1,776,877
                                                                     -----------
FRANCE-18.5%
Alcatel, SA Cl.A .................................         13,830        236,367
BNP Paribas, SA ..................................         22,840      2,043,268
Carrefour, SA ....................................         34,300      1,783,077
L'Oreal, SA ......................................         30,500      2,196,401
LVMH Moet Hennessy Louis Vuitton .................         10,400        423,071
Sanofi-Synthelabo, SA ............................         31,940      2,382,551
Schneider Electric SA ............................         16,000        769,090
STMicroelectronics NV ............................         31,285      1,003,933
TotalFinaElf, SA Cl.B ............................          7,564      1,079,988
                                                                     -----------
                                                                      11,917,746
                                                                     -----------
GERMANY-2.9%
Bayerische Motoren Werke (BMW) AG ................         21,400        745,777
SAP AG ...........................................          8,500      1,106,946
                                                                     -----------
                                                                       1,852,723
                                                                     -----------
HONG KONG-3.2%
Cheung Kong Holdings, Ltd. .......................         66,000        685,582
Citic Pacific, Ltd. ..............................        299,000        665,275
Johnson Electric Holdings, Ltd. ..................        130,000        136,706
Li & Fung, Ltd. ..................................        529,000        593,601
                                                                     -----------
                                                                       2,081,164
                                                                     -----------
IRELAND-3.2%
Bank of Ireland ..................................              1              9
CRH Plc ..........................................        118,250      2,078,890
                                                                     -----------
                                                                       2,078,899
                                                                     -----------
ITALY-4.8%
Alleanza Assicurazioni ...........................        168,600      1,853,480
ENI SpA ..........................................         97,200      1,218,238
                                                                     -----------
                                                                       3,071,718
                                                                     -----------

JAPAN-24.2%
Acom Co., Ltd. ...................................          4,200        306,160
Bank of Fukuoka, Ltd. ............................        133,000        450,744
Banyu Pharmaceutical Co., Ltd. ...................         31,000        461,415
Canon, Inc. ......................................         64,200      2,210,076
Fast Retailing Co., Ltd. .........................          1,000         89,001
Honda Motor Co., Ltd. ............................         20,400        814,381
Hoya Corp. .......................................         20,000      1,195,329
Kao Corp. ........................................         30,000        623,998
Keyence Corp. ....................................          2,000        332,646
Nomura Securities Co., Ltd. ......................         41,000        525,761
NTT Docomo, Inc. .................................            102      1,198,993
Ricoh Co., Ltd. ..................................         14,000        260,744
Shin-Etsu Chemical Co., Ltd. .....................         62,000      2,228,990
SMC Corp. ........................................          9,800        997,878
Sumitomo Trust & Banking Co., Ltd. ...............        235,000        954,278
Takeda Chemical Industries, Ltd. .................         64,500      2,919,510
                                                                     -----------
                                                                      15,569,904
                                                                     -----------
NETHERLANDS-1.1%
ASM Lithography Holding NV (a) ...................         42,500        738,469
                                                                     -----------
SINGAPORE-0.7%
Flextronics International, Ltd. (a) ..............         17,800        427,022
                                                                     -----------
SOUTH KOREA-3.6%
Samsung Electronics Co., Ltd. ....................          7,020      1,496,813
SK Telecom Co., Ltd. (ADR) .......................         39,250        848,585
                                                                     -----------
                                                                       2,345,398
                                                                     -----------
SPAIN-4.7%
Banco Bilbao Vizcaya Argentaria, SA ..............        192,700      2,384,294
Industria de Diseno Textil, SA (a) ...............         15,800        301,118
Telefonica de Espana, SA (ADR) ...................            859         34,429
Telefonica, SA (a) ...............................         23,700        317,081
                                                                     -----------
                                                                       3,036,922
                                                                     -----------

                                          Alliance Variable Products Series Fund
================================================================================

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
SWEDEN-2.3%
Atlas Copco AB Series A ..........................        66,720    $ 1,496,780
                                                                    -----------
SWITZERLAND-3.4%
Compagnie Financiere Richemont AG Cl.A (a) .......         6,000        111,533
Credit Suisse Group (a) ..........................        26,048      1,111,231
Swiss Reinsurance (a) ............................         9,457        951,626
                                                                    -----------
                                                                      2,174,390
                                                                    -----------
TAIWAN-1.8%
Taiwan Semiconductor Manufacturing Co., Ltd. .....       139,776        349,940
   warrants, expiring 1/10/03 (a) ................       318,900        795,359
                                                                    -----------
                                                                      1,145,299
                                                                    -----------
UNITED KINGDOM-21.7%
AstraZeneca Group Plc ............................        44,400      1,999,718
AstraZeneca Plc ..................................           239         10,998
BP Plc ...........................................       153,886      1,194,661
British Sky Broadcasting Group Plc (a) ...........       236,085      2,594,744
Pearson Plc ......................................        55,613        639,525
Reuters Group Plc ................................        42,400        419,159
Royal Bank of Scotland Group Plc .................       100,700      2,447,767
Standard Chartered Plc ...........................       103,793      1,237,332
Tesco Plc ........................................       184,000        666,073
Vodafone Group Plc ...............................     1,076,091      2,812,045
                                                                    -----------
                                                                     14,022,022
                                                                    -----------

                                                       Shares or
                                                       Principal
                                                        Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
UNITED STATES-0.0%
Providian Financial Corp. ........................           706    $     2,506
                                                                    -----------
Total Common Stocks & Other Investments
   (cost $65,926,476) ............................                   63,921,232
                                                                    -----------

SHORT-TERM INVESTMENT-3.9%
TIME DEPOSIT-3.9%
State Street Euro Dollar 1.25%, 1/02/02
   (cost $2,529,000) .............................  $      2,529      2,529,000
                                                                    -----------
TOTAL INVESTMENTS-103.1%
   (cost $68,455,476) ............................                   66,450,232
Other assets less liabilities-(3.1%) .............                   (2,001,481)
                                                                    -----------
NET ASSETS-100% ..................................                  $64,448,751
                                                                    ===========

-------------------------------------------------------------------------------

(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt.

      See Notes to Financial Statements.

INTERNATIONAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001                         Alliance Variable Products Series Fund
================================================================================

ASSETS
    Investments in securities, at value (cost $68,455,476) ......................   $ 66,450,232(a)
    Cash ........................................................................            938
    Collateral held for securities loaned .......................................        324,000
    Dividends and interest receivable ...........................................         79,342
    Receivable for capital stock sold ...........................................         60,654
                                                                                    ------------
    Total assets ................................................................     66,915,166
                                                                                    ------------

LIABILITIES
    Payable for capital stock redeemed ..........................................      2,017,664
    Payable for collateral received on securities loaned ........................        324,000
    Advisory fee payable ........................................................         29,847
    Accrued expenses ............................................................         94,904
                                                                                    ------------
    Total liabilities ...........................................................      2,466,415
                                                                                    ------------
NET ASSETS ......................................................................   $ 64,448,751
                                                                                    ============
COMPOSITION OF NET ASSETS
    Capital stock, at par .......................................................   $      5,511
    Additional paid-in capital ..................................................     81,139,807
    Undistributed net investment income .........................................         23,490
    Accumulated net realized loss on investment and foreign currency transactions    (14,712,340)
    Net unrealized depreciation of investments and foreign currency denominated
      assets and liabilities ....................................................     (2,007,717)
                                                                                    ------------
                                                                                    $ 64,448,751
                                                                                    ============
Class A Shares
    Net assets ..................................................................   $ 64,035,892
                                                                                    ============
    Shares of capital stock outstanding .........................................      5,475,832
                                                                                    ============
    Net asset value per share ...................................................   $      11.69
                                                                                    ============

Class B Shares
    Net assets ..................................................................   $    412,859
                                                                                    ============
    Shares of capital stock outstanding .........................................         35,344
                                                                                    ============
    Net asset value per share ...................................................   $      11.68
                                                                                    ============

--------------------------------------------------------------------------------

(a)   Includes securities on loan with a value of $305,015 (see Note F).

      See Notes to Financial Statements

INTERNATIONAL PORTFOLIO
STATEMENT OF OPERATIONS
Year Ended December 31, 2001              Alliance Variable Products Series Fund
================================================================================

INVESTMENT INCOME
    Dividends (net of foreign taxes withheld of $102,917) .......................   $    762,321
    Interest ....................................................................         30,895
                                                                                    ------------
    Total investment income .....................................................        793,216
                                                                                    ------------
EXPENSES
    Advisory fee ................................................................        674,078
    Distribution fee - Class B ..................................................            185
    Custodian ...................................................................        155,072
    Administrative ..............................................................         69,000
    Audit and legal .............................................................         38,156
    Printing ....................................................................         24,487
    Directors' fees .............................................................          1,952
    Transfer agency .............................................................            949
    Miscellaneous ...............................................................          6,711
                                                                                    ------------
    Total expenses ..............................................................        970,590
    Less: expenses waived and reimbursed (see Note B) ...........................       (330,031)
                                                                                    ------------
    Net expenses ................................................................        640,559
                                                                                    ------------
    Net investment income .......................................................        152,657
                                                                                    ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENT AND
FOREIGN CURRENCY TRANSACTIONS
    Net realized loss on investment transactions ................................    (13,270,914)
    Net realized loss on foreign currency transactions ..........................        (72,196)
    Net change in unrealized appreciation/depreciation of:
       Investments ..............................................................     (3,300,479)
       Foreign currency denominated assets and liabilities ......................           (202)
                                                                                    ------------
    Net loss on investment and foreign currency transactions ....................    (16,643,791)
                                                                                    ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ......................................   $(16,491,134)
                                                                                    ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

INTERNATIONAL PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS        Alliance Variable Products Series Fund
================================================================================

                                                                                    Year Ended       Year Ended
                                                                                   December 31,     December 31,
                                                                                       2001             2000
                                                                                   =============    =============
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income ......................................................   $     152,657    $      56,790
    Net realized gain (loss) on investment and foreign currency transactions ...     (13,343,110)       3,862,846
    Net change in unrealized appreciation/depreciation of investments and
    foreign currency denominated assets and liabilities ........................      (3,300,681)     (20,979,631)
                                                                                   -------------    -------------
    Net decrease in net assets from operations .................................     (16,491,134)     (17,059,995)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income
       Class A .................................................................              -0-        (105,625)
    Net realized gain on investments
       Class A .................................................................      (3,843,812)      (7,359,954)
    Distributions in excess of net realized gain on investments
       Class A .................................................................         (84,320)              -0-
CAPITAL STOCK TRANSACTIONS
    Net increase ...............................................................       5,878,008       22,145,328
                                                                                   -------------    -------------
    Total decrease .............................................................     (14,541,258)      (2,380,246)
NET ASSETS
    Beginning of period ........................................................      78,990,009       81,370,255
                                                                                   -------------    -------------
    End of period (including undistributed net investment income of
      $23,490 at December 31, 2001) ............................................   $  64,448,751    $  78,990,009
                                                                                   =============    =============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2001                         Alliance Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The International Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek to obtain a total return on its assets from long-term growth of capital principally through a broad portfolio of marketable securities of established non-U.S. companies (i.e., companies in corporated outside the U.S.), companies participating in foreign economies with prospects for growth, and foreign government securities. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are sim ilar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains and losses on foreign currency transactions represent foreign ex change gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Portfolio accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

5. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a Portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. During the current fiscal year, permanent differences, primarily due to foreign currency transactions, merger transactions and tax character of distributions, resulted in a net decrease in undistributed net investment income, a net increase in accumulated net realized loss on investments and foreign currency transactions and a corresponding increase in additional paid-in capital. This reclassification had no effect on net assets.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of 1% of the Portfolio's average daily net assets.

Pursuant to the advisory agreement, the Portfolio paid $69,000 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the year ended December 31, 2001.

During the year ended December 31, 2001, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. Expense waivers/reimbursements, if any, are accrued daily and paid monthly. For the year ended December 31, 2001, such waivers/reimbursements amounted to $330,031.

Brokerage commissions paid on investment transactions for the year ended December 31, 2001 amounted to $145,026, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc. (formerly Alliance Fund Services, Inc.), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $949 for the year ended December 31, 2001.

--------------------------------------------------------------------------------

NOTE.C: Distribution Plan

The Portfolio has adopted a Plan for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

                                          Alliance Variable Products Series Fund
================================================================================

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended December 31, 2001, were as follows:

Purchases:
Stocks and debt obligations ............................           $ 37,811,272
U.S. government and agencies ...........................                     -0-
Sales:
Stocks and debt obligations ............................           $ 37,152,767
U.S. government and agencies ...........................                     -0-

At December 31, 2001, the cost of investments for federal income tax purposes was $69,281,268. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation ..........................           $  3,399,339
Gross unrealized depreciation ..........................             (6,230,375)
                                                                   ------------
Net unrealized depreciation ............................           $ (2,831,036)
                                                                   ============

1. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolio may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from un anticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

At December 31, 2001, the Portfolio had no outstanding forward exchange currency contracts.

2. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writ-

INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

ing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the year ended December 31, 2001.

--------------------------------------------------------------------------------

NOTE E: Distributions to Shareholders

The tax character of distributions paid during the fiscal year ended December 31, 2001 and December 31, 2000 were as follows:

                                                        2001             2000
                                                     ==========       ==========
Distributions paid from :
    Ordinary income ..........................       $  467,035       $1,635,076
    Net long-term capital gains ..............        3,461,097        5,830,503
                                                     ----------       ----------
Total taxable distributions ..................        3,928,132        7,465,579
                                                     ----------       ----------
Total distributions paid .....................       $3,928,132       $7,465,579
                                                     ==========       ==========

As of December 31, 2001, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income ..........................        $     23,490
                                                                ------------
Accumulated earnings ...................................              23,490
Accumulated capital and other losses ...................         (13,886,548)(a)
Unrealized appreciation/(depreciation) .................          (2,833,509)(b)
                                                                ------------
Total accumulated earnings/(deficit) ...................        $(16,696,567)
                                                                ============

(a) On December 31, 2001, the Portfolio had a net capital loss carryforward of $9,355,628 of which $1,383,309 will expire on December 31, 2008 and $7,972,319 will expire on December 31, 2009. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Portfolio's merger with Brinson Series Trust Global Equity Portfolio, may apply. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2001, the Portfolio deferred to January 1, 2002, post October capital losses of $4,530,920.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

--------------------------------------------------------------------------------

NOTE: F Securities Lending

The Portfolio has entered into a securities lending agreement with UBS/PaineWebber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of port folio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. UBS/Paine Webber will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of December 31, 2001, the Portfolio had loaned securities with a value of $305,015 and received cash collateral of $324,000. For the year ended December 31, 2001, the Portfolio received fee income of $2,447 which is included in interest income in the accompanying statement of operations.

                                          Alliance Variable Products Series Fund
================================================================================

NOTE G: Capital Stock

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                                             ==============================   ==============================
                                                         Shares                           Amount
                                             ==============================   ==============================
                                              Year Ended       Year Ended      Year Ended       Year Ended
                                             December 31,     December 31,    December 31,     December 31,
                                                 2001             2000            2001             2000
                                             =============    =============   =============    =============
Class A
Shares sold ..............................      13,199,338       14,724,676   $ 180,820,739    $ 283,890,498
Shares issued in connection with
    acquisition of Brinson Series Trust
    Global Equity Portfolio ..............         439,426               -0-      4,971,061               -0-
Shares issued in reinvestment of
    dividends and distributions ..........         312,999          381,286       3,928,132        7,465,579
Shares redeemed ..........................     (13,410,593)     (13,907,844)   (184,239,914)    (269,210,749)
                                             -------------    -------------   -------------    -------------
Net increase .............................         541,170        1,198,118   $   5,480,018    $  22,145,328
                                             =============    =============   =============    =============

                                            October 26, 2001*                October 26, 2001*
                                             to December 31,                  to December 31,
                                                  2001                             2001
                                            =================                ================
Class B

Shares sold ..............................             764                    $       8,803
Shares issued in connection with
    acquisition of Brinson Series Trust
    Global Equity Portfolio ..............          39,110                          442,130
Shares redeemed ..........................          (4,530)                         (52,943)
                                             -------------                    -------------
Net increase .............................          35,344                    $     397,990
                                             =============                    =============

--------------------------------------------------------------------------------

NOTE H: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

--------------------------------------------------------------------------------

NOTE I: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the year ended December 31, 2001.

--------------------------------------------------------------------------------

*     Commencement of distribution.

INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

NOTE J: Acquisition of Brinson Series Trust
Global Equity Portfolio

On October 26, 2001, the Portfolio acquired all of the assets and liabilities of the Brinson Series Trust Global Equity Portfolio pursuant to a plan of reorganization approved by the shareholders of Brinson Series Trust Global Equity Portfolio on March 1, 2001. The acquisition was accomplished by a tax-free exchange of 478,536 shares of the Portfolio for 641,573 shares of Brinson Series Trust Global Equity Portfolio on October 26, 2001. The aggregate net assets of the Portfolio and Brinson Series Trust Global Equity Portfolio immediately before the acquisition were $59,923,521 and $5,413,191 (including $268,510 of net unrealized depreciation of investments), respectively. Immediately after the acquisition, the combined net assets of the Portfolio amounted to $65,336,712.

INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS                      Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                            ------------------------------------------------------------
                                                                                      CLASS A
                                                            ------------------------------------------------------------
                                                                              Year Ended December 31,
                                                            ============================================================
                                                              2001         2000         1999         1998         1997
                                                            ========     ========     ========     ========     ========
Net asset value, beginning of period ....................   $  16.01     $  21.78     $  16.17     $  15.02     $  14.89
                                                            --------     --------     --------     --------     --------
Income From Investment Operations
Net investment income (a)(b) ............................        .03          .01          .12          .17          .13
Net realized and unrealized gain (loss) on investment
    and foreign currency transactions ...................      (3.55)       (4.01)        6.13         1.80          .39
                                                            --------     --------     --------     --------     --------
Net increase (decrease) in net asset value
    from operations .....................................      (3.52)       (4.00)        6.25         1.97          .52
                                                            --------     --------     --------     --------     --------
Less: Dividends and Distributions
Dividends from net investment income ....................         -0-        (.03)        (.15)        (.33)        (.15)
Distributions from net realized gain on investments .....       (.78)       (1.74)        (.49)        (.49)        (.24)
Distributions in excess of net realized gain
    on investments ......................................       (.02)          -0-          -0-          -0-          -0-
                                                            --------     --------     --------     --------     --------
Total dividends and distributions .......................       (.80)       (1.77)        (.64)        (.82)        (.39)
                                                            --------     --------     --------     --------     --------
Net asset value, end of period ..........................   $  11.69     $  16.01     $  21.78     $  16.17     $  15.02
                                                            ========     ========     ========     ========     ========
Total Return
Total investment return based on net asset value (c) ....     (22.35)%     (19.86)%      40.23%       13.02%        3.33%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ...............   $ 64,036     $ 78,990     $ 81,370     $ 65,052     $ 60,710
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements .........        .95%         .95%         .95%         .95%         .95%
    Expenses, before waivers and reimbursements .........       1.44%        1.34%        1.36%        1.37%        1.42%
    Net investment income (a) ...........................        .23%         .07%         .69%        1.08%         .87%
Portfolio turnover rate .................................         56%          57%         111%         117%         134%

--------------------------------------------------------------------------------

See footnote summary on page 16.

INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                                      -------------------
                                                            CLASS B
                                                      -------------------
                                                      October 26, 2001(d)
                                                               to
                                                       December 31, 2001
                                                      ===================
Net asset value, beginning of period ...............         $ 11.31
                                                             -------
Income From Investment Operations
Net investment loss (a)(b) .........................            (.02)
Net realized and unrealized gain on investment
    and foreign currency transactions ..............             .39
                                                             -------
Net increase in net asset value from operations ....             .37
                                                             -------
Net asset value, end of period .....................         $ 11.68
                                                             =======
Total Return
Total investment return based on net asset value (c)            3.27%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........         $   413
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements ....            1.20%(e)
    Expenses, before waivers and reimbursements ....            2.26%(e)
    Net investment loss (a) ........................            (.88)%(e)
Portfolio turnover rate ............................              56%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)   Commencement of distribution.

(e)   Annualized.

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                      Alliance Variable Products Series Fund
================================================================================

To the Shareholders and Board of Directors
International Portfolio
Alliance Variable Products Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the International Portfolio, (the "Portfolio"), (one of the portfolios constituting the Alliance Variable Products Series Fund, Inc.) as of December 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the International Portfolio of the Alliance Variable Products Series Fund, Inc. at December 31, 2001, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


/s/ ERNST & YOUNG LLP

New York, New York
February 12, 2002

FEDERAL INCOME TAX INFORMATION (unaudited)
================================================================================

The Portfolio hereby designated $3,461,097 as long-term capital gain distributions during the taxable year ended December 31, 2001.

INTERNATIONAL PORTFOLIO                   Alliance Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------

(1)   Member of the Audit Committee.

INTERNATIONAL PORTFOLIO                   Alliance Variable Products Series Fund
================================================================================

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                                     PORTFOLIOS
                                                                                       IN FUND                    OTHER
     NAME, ADDRESS,                         PRINCIPAL                                  COMPLEX                DIRECTORSHIPS
    AGE OF DIRECTOR                        OCCUPATION(S)                             OVERSEEN BY                 HELD BY
  (YEARS OF SERVICE*)                   DURING PAST 5 YEARS                            DIRECTOR                  DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR

John D. Carifa,** 56,            President, Chief Operating Officer and                   113                      None
1345 Avenue of the Americas,     a Director of ACMC, with which he has
New York, NY 10105 (12)          been associated since prior to 1997.

DISINTERESTED DIRECTORS

Ruth Block,#+ 71,                Formerly an Executive Vice President and                  88                 Ecolab Incorp.;
P.O. Box 4623,                   the Chief Insurance Officer of the Equitable                                 BP Amoco Corp.
Stamford, CT 06903 (10)          Life Assurance Society of the United States;
                                 Chairman and Chief Executive Officer
                                 of Evlico; a Director of Avon, Tandem
                                 Financial Group and Donaldson, Lufkin
                                 & Jenrette Securities  Corporation. She is
                                 currently a Director of Ecolab Incorporated
                                 (specialty chemicals) and BP Amoco
                                 Corporation (oil and gas).

David H. Dievler,#+ 72,          Independent consultant. Until December 1994,              94                       None
P.O. Box 167,                    Senior Vice President of ACMC responsible
Spring Lake, New Jersey          for mutual fund administration. Prior to joining
07762 (12)                       ACMC in 1984, Chief Financial Officer of
                                 Eberstadt Asset Management since 1968. Prior
                                 to that, Senior Manager at Price Waterhouse
                                 & Co. Member of American Institute of
                                 Certified Public Accountants since 1953.

John H. Dobkin,#+ 59,            Consultant. Currently, President of the Board             91                       None
P.O. Box 12,                     of Save Venice, Inc. (preservation organization).
Annandale, New York              Formerly a Senior Advisor from June 1999.
12504 (10)                       June 2000 and President from December 1989.
                                 May 1999 of Historic Hudson Valley
                                 (historic preservation). Previously,
                                 Director of the National Academy of
                                 Design. During 1988-92, Director and
                                 Chairman of the Audit Committee of
                                 ACMC.

--------------------------------------------------------------------------------

*     There is no stated term of office for the Fund's Directors.

** Mr. Carifa is an "interested director", as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser.

#     Member of the Audit Committee.

+     Member of the Nominating Committee.

INTERNATIONAL PORTFOLIO                   Alliance Variable Products Series Fund
================================================================================

                                                                                     PORTFOLIOS
                                                                                       IN FUND                    OTHER
     NAME, ADDRESS,                         PRINCIPAL                                  COMPLEX                DIRECTORSHIPS
    AGE OF DIRECTOR                        OCCUPATION(S)                             OVERSEEN BY                 HELD BY
  (YEARS OF SERVICE*)                   DURING PAST 5 YEARS                            DIRECTOR                  DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
(continued)

William H. Foulk, Jr., #+ 69,    Investment Adviser and an independent                    110                      None
Room 100,                        consultant. Formerly Senior Manager of
2 Greenwich Plaza,               Barrett Associates, Inc., a registered
Greenwich, Connecticut           investment adviser, with which he had been
06830 (12)                       associated since prior to 1997. Formerly
                                 Deputy Comptroller of the State of
                                 New York and, prior thereto, Chief
                                 Investment Officer of the New York
                                 Bank for Savings.

Clifford L. Michel,#+ 62,        Senior Counsel of the law firm of Cahill                  91                Placer Dome, Inc.
St. Bernard's Road,              Gordon & Reindel, with which he has been
Gladstone, New Jersey            associated since prior to 1997. President
07934 (10)                       and Chief Executive Officer of Wenonah
                                 Development Company (investments) and
                                 a Director of Placer Dome, Inc. (mining)

Donald J. Robinson,#+ 67,        Senior Counsel of the law firm of Orrick,                103                      None
98 Hell's Peak Road,             Herrington & Sutcliffe LLP since January 1997.
Weston, Vermont 05161 (6)        Formerly a senior partner and a member of
                                 the Executive Committee of that firm. Member
                                 of the Municipal Securities Rulemaking
                                 Board and a Trustee of the Museum of the
                                 City of New York.

--------------------------------------------------------------------------------

*     There is no stated term of office for the Fund's Directors.

#     Member of the Audit Committee.

+     Member of the Nominating Committee.

INTERNATIONAL PORTFOLIO                  Alliance Variable Products Series Fund
================================================================================

Officer Information

Certain information concerning the Fund's officers is set forth below.

   NAME, ADDRESS*               POSITION(S) HELD                          PRINCIPAL OCCUPATION
      AND AGE                      WITH FUND                             DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------------------
John D. Carifa, 56              Chairman & President          See biography above.

Kathleen A. Corbet, 42          Senior Vice President         Executive Vice President of ACMC, with which she has
                                                              been associated since prior to 1997.

Alfred L. Harrison, 64          Senior Vice President         Vice Chairman of ACMC, with which he has been
                                                              associated since prior to 1997.

Wayne D. Lyski, 60              Senior Vice President         Executive Vice President of ACMC, with which he has
                                                              been associated with since prior to 1997.

Sandra Yeager, 37               Vice President                Senior Vice President of ACMC, with which she has been
                                                              associated since prior to 1997.

Edmund P. Bergan, Jr., 51       Secretary                     Senior Vice President and the General Counsel of
                                                              Alliance Fund Distributors, Inc. (AFD) and Alliance
                                                              Global Investor Services Inc. ("AGIS"), with which
                                                              he has been associated since prior to 1997.

Mark D. Gersten, 51             Treasurer and                 Senior Vice President of AGIS, with which he has been
                                Chief Financial Officer       associated since prior to 1997.

Thomas R. Manley, 50            Controller                    Vice President of ACMC, with which he has been associated
                                                              since prior to 1997.

--------------------------------------------------------------------------------

* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, AFD, ACL, and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.